Investment Strategy - iShares Global Government Bond USD Hedged Active ETF	Feb. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of government bonds globally and related derivative instruments with similar economic characteristics while hedging currency exposure to United States (“U.S.”) dollars.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of government bonds and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For the purposes of this strategy, “government bonds” include obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions. The 80% policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund may invest in both developed and emerging markets. For temporary defensive purposes, the Fund may deviate very substantially from the allocations described above.
In order to mitigate exposure to fluctuations between the value of non‑U.S. currencies and the U.S. dollar, the Fund intends to enter into foreign currency transactions on a spot basis and foreign currency forward contracts designed to offset the Fund’s exposure to non‑U.S. currencies. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The Fund’s utilization of spot foreign currency transactions and foreign currency forward contracts is based on the aggregate exposure of the Fund to non‑U.S. currencies.
The Fund may also use non‑deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed-upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, credit default swaps and total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index.
The Fund may invest in securities rated either investment grade or below investment grade at the time of purchase. Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by Fund management to be of similar quality. The Fund may invest in securities of any maturity or duration. The average maturity of the Fund’s portfolio securities will vary based upon BlackRock’s view of economic and market conditions.
The Fund may also invest in mortgage-backed securities (“MBS”); securitized assets such as asset-backed securities; structured securities; repurchase agreements; money market instruments and dollar-denominated and non‑dollar‑denominated debt obligations of U.S. or foreign issuers.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).